RESTRUCTURING AND OTHER TRANSITION COSTS (Tables)	12 Months Ended
Jul. 22, 2013
Restructuring And Related Activities [Abstract]
Liability Established by Company in Connection with Restructuring Plan by Category of Costs

The following is a summary of the activity with respect to a reserve established by the Company in connection with the restructuring plan, by category of costs:

(In millions)	Severance and employee related	Facility exit costs and other	Total
Balance at January 2, 2010	$3.9	$2.1	$6.0
Charges incurred	0.6	1.7	2.3
Amounts paid or utilized	(4.2)	(2.7)	(6.9)

Balance at January 1, 2011	$0.3	$1.1	$1.4
Amounts paid or utilized	(0.3)	(0.7)	(1.0)

Balance at December 31, 2011	$—	$0.4	$0.4
Amounts paid or utilized	—	(0.3)	(0.3)

Balance at December 29, 2012	$—	$0.1	$0.1